Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$728,845.20

Principal:
Principal Collections	$9,476,589.44
Prepayments in Full	$3,597,889.81
Liquidation Proceeds	$228,386.20
Recoveries	$91,878.47
Sub Total	$13,394,743.92
Collections	$14,123,589.12

Purchase Amounts:
Purchase Amounts Related to Principal	$270,962.14
Purchase Amounts Related to Interest	$1,416.45
Sub Total	$272,378.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,395,967.71

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,395,967.71
Servicing Fee	$162,391.70	$162,391.70	$0.00	$0.00	$14,233,576.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,233,576.01
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,233,576.01
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,233,576.01
Interest - Class A-4 Notes	$106,039.09	$106,039.09	$0.00	$0.00	$14,127,536.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,127,536.92
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$14,041,155.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,041,155.75
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$13,978,346.00
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,978,346.00
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$13,897,623.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,897,623.00
Regular Principal Payment	$12,095,975.39	$12,095,975.39	$0.00	$0.00	$1,801,647.61
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,801,647.61
Residuel Released to Depositor	$0.00	$1,801,647.61	$0.00	$0.00	$0.00
Total		$14,395,967.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,095,975.39
Total					$12,095,975.39
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,095,975.39	$62.73	$106,039.09	$0.55	$12,202,014.48	$63.28
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$12,095,975.39	$8.72	$335,953.01	$0.24	$12,431,928.40	$8.96

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$80,536,016.21	0.4176313	$68,440,040.82	0.3549058
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$175,766,016.21	0.1266536	$163,670,040.82	0.1179374

Pool Information
Weighted Average APR	4.211%	4.212%
Weighted Average Remaining Term	22.80	22.01
Number of Receivables Outstanding	21,773	21,156
Pool Balance	$194,870,044.16	$181,133,715.30
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$175,766,016.21	$163,670,040.82
Pool Factor	0.1266765	0.1177471

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$17,463,674.48
Targeted Overcollateralization Amount	$17,463,674.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,463,674.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	43

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		80	$162,501.27
(Recoveries)		169	$91,878.47
Net Losses for Current Collection Period			$70,622.80
Cumulative Net Losses Last Collection Period			$11,833,913.05
Cumulative Net Losses for all Collection Periods			$11,904,535.85

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.43%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.44%	574	$6,238,575.09
61-90 Days Delinquent	0.39%	63	$700,274.80
91-120 Days Delinquent	0.10%	15	$184,036.59
Over 120 Days Delinquent	0.75%	110	$1,349,493.42
Total Delinquent Receivables	4.68%	762	$8,472,379.90

Repossession Inventory:
Repossessed in the Current Collection Period		190779.80	$266,200.71
Total Repossessed Inventory		289657.15	$446,516.15

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8404%
Preceding Collection Period			0.8542%
Current Collection Period			0.4508%
Three Month Average			0.7151%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8307%
Preceding Collection Period			0.8956%
Current Collection Period			0.8886%
Three Month Average			0.8716%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer